Derivatives and Hedging - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2015 EUR (€) derivative
Derivative [Line Items]
Derivative gains (losses) included in accumulated other comprehensive income expected to be reclassified within twelve months	$ 3,600,000
Notes Receivable from Related Party | Publicly Listed Company Considered a Related Party | Convertible Note Receivable Purchased in 2017
Derivative [Line Items]
Loans to related parties			$ 3,000,000.0
Proceeds from the collection of notes receivable	3,200,000
German Private Placement (Schuldschein) | Private Placement Bond
Derivative [Line Items]
Face amount of debt instrument			$ 331,100,000
German Private Placement (Schuldschein) | Private Placement Bond | Designated as Hedging Instrument
Derivative [Line Items]
Face amount of debt instrument | €				€ 255,000,000.0
Unrealized gain (loss) recorded in equity	(26,900,000)	$ (400,000)
Accrued Liabilities
Derivative [Line Items]
Derivative liability fair value	(600,000)	(1,400,000)
Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Derivative asset fair value	56,100,000	2,700,000
Prepaid Expenses and Other Current Assets | Notes Receivable from Related Party | Publicly Listed Company Considered a Related Party
Derivative [Line Items]
Loans to related parties	17,100,000
Interest Rate Swap
Derivative [Line Items]
Number of derivative instruments | derivative					5
Interest Rate Swap | Derivative Contracts 2015
Derivative [Line Items]
Derivative asset notional amount | €					€ 180,000,000.0
Interest Rate Swap | Derivative Contracts 2015 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable	1,100,000	1,500,000
Interest Rate Swap | Derivative Contracts 2014 | Prepaid Expenses and Other Current Assets
Derivative [Line Items]
Interest receivable		100,000
Interest Rate Swap | Derivative Contracts 2014 | Accrued and Other Current Liabilities
Derivative [Line Items]
Interest receivable	600,000
Foreign Exchange Contracts | Undesignated Derivative Instruments
Derivative [Line Items]
Notional amount	$ 1,300,000,000	$ 701,400,000